Label	Element	Value
SA Global Index Allocation 75/25 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000892538_SupplementTextBlock	SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolios”) Supplement dated July 9, 2018, to the Portfolios’ Prospectus dated May 1, 2018 Effective May 1, 2018:
Risk/Return [Heading]	rr_RiskReturnHeading	SA Global Index Allocation 75/25 Portfolio
Strategy [Heading]	rr_StrategyHeading	The chart following the third paragraph of the section titled “Portfolio Summary: SA Global Index Allocation 75/25 Portfolio – Principal Investment Strategies of the Portfolio” is deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Underlying Portfolios	% of Total Portfolio

Equity	75%
SA Large Cap Index Portfolio	28%
SA Mid Cap Index Portfolio	6%
SA Small Cap Index Portfolio	4%
SA International Index Portfolio	32%
SA Emerging Markets Equity Index Portfolio	5%

Fixed Income	25%
SA Fixed Income Index Portfolio	12.5%
SA Fixed Income Intermediate Index Portfolio	12.5%

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.